Reorganization and Fresh Start Accounting - Reorganization Adjustment to Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 112,225	$ 111,968	$ 343,332	$ 104,621
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(205,994)
Proceeds from Rights Offering
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		200,000
Proceeds from the Revolving Credit Facility, net of issuance costs
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		167,361
Transfer of cash from restricted cash
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		300
Payment of professional service fees
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(23,261)
Payment of the pre-petition revolving credit facility principal and accrued interest
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(550,019)
Deconsolidation of NHUK
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(300)
Payment of recurring debt fees
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		$ (75)